UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GROWTH FUND

QS MODERATE GROWTH FUND

QS CONSERVATIVE GROWTH FUND

QS DEFENSIVE GROWTH FUND

FORM N-Q

OCTOBER 31, 2017

QS GROWTH FUND

Schedules of investments (unaudited)	October 31, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares		1,347,100	$16,636,679
Legg Mason BW Alternative Credit Fund, Class IS Shares		1,484,887	15,487,367
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,779,517	103,476,551
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		2,849,181	34,161,677
Legg Mason BW International Opportunities Bond Fund, Class IS Shares		556,815	6,631,671	*
Martin Currie Emerging Markets Fund, Class IS Shares		4,939,507	63,522,065
QS Global Market Neutral Fund, Class IS Shares		1,522,928	16,051,657	*
QS International Equity Fund, Class IS Shares		4,398,094	76,174,993
QS Strategic Real Return Fund, Class IS Shares		3,745,898	45,512,662
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,722,822	24,688,033
RARE Global Infrastructure Value Fund, Class IS Shares		830,660	9,511,058
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		90,720	21,133,248
ClearBridge Appreciation Fund, Class IS Shares		1,932,826	46,445,816
ClearBridge International Value Fund, Class IS Shares		2,947,172	35,012,399
ClearBridge Large Cap Growth Fund, Class IS Shares		1,123,337	50,246,863
ClearBridge Mid Cap Fund, Class IS Shares		910,614	34,885,612
ClearBridge Small Cap Fund, Class IS Shares		735,613	46,181,799	*
ClearBridge Small Cap Growth Fund, Class IS Shares		160,780	5,673,918
QS Global Dividend Fund, Class IS Shares		5,459,645	68,518,543
QS U.S. Large Cap Equity Fund, Class IS Shares		1,549,878	30,486,096
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		8,228	97,418
Western Asset High Yield Fund, Class IS Shares		9,949	81,678
Western Asset Macro Opportunities Fund, Class IS Shares		1,263,093	14,942,386

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $595,500,048)			765,560,189

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,876,791)	0.961%	1,876,791	1,876,791

TOTAL INVESTMENTS - 100.1% (Cost - $597,376,839)			767,436,980
Liabilities in Excess of Other Assets - (0.1)%			(769,898)

TOTAL NET ASSETS - 100.0%			$766,667,082

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares		900,111	$11,116,370
Legg Mason BW Alternative Credit Fund, Class IS Shares		980,703	10,228,734
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,828,282	61,232,312
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		1,379,795	16,543,742
Legg Mason BW International Opportunities Bond Fund, Class IS Shares		821,602	9,785,282	*
Martin Currie Emerging Markets Fund, Class IS Shares		2,445,677	31,451,403
QS Global Market Neutral Fund, Class IS Shares		1,010,101	10,646,466	*
QS International Equity Fund, Class IS Shares		1,609,104	27,869,690
QS Strategic Real Return Fund, Class IS Shares		2,420,753	29,412,153
QS U.S. Small Capitalization Equity Fund, Class IS Shares		956,280	13,703,493
RARE Global Infrastructure Value Fund, Class IS Shares		549,078	6,286,945
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		51,364	11,965,277
ClearBridge Appreciation Fund, Class IS Shares		1,056,261	25,381,941
ClearBridge International Value Fund, Class IS Shares		1,115,485	13,251,957
ClearBridge Large Cap Growth Fund, Class IS Shares		676,289	30,250,401
ClearBridge Mid Cap Fund, Class IS Shares		274,565	10,518,602
ClearBridge Small Cap Fund, Class IS Shares		311,190	19,536,500	*
ClearBridge Small Cap Growth Fund, Class IS Shares		229,196	8,088,311
QS Global Dividend Fund, Class IS Shares		3,528,126	44,277,983
QS U.S. Large Cap Equity Fund, Class IS Shares		880,825	17,325,837
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,175,022	14,875,780
Western Asset Core Plus Bond Fund, Class IS Shares		3,035,515	35,940,495
Western Asset High Yield Fund, Class IS Shares		2,764,865	22,699,543
Western Asset Macro Opportunities Fund, Class IS Shares		815,620	9,648,785

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $398,669,081)			492,038,002

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,675,360)	0.961%	1,675,360	1,675,360

TOTAL INVESTMENTS - 100.0% (Cost - $400,344,441)			493,713,362
Other Assets in Excess of Liabilities - 0.0%			59,714

TOTAL NET ASSETS - 100.0%			$493,773,076

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.6%
Legg Mason Global Asset Management Trust:
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares		579,041	$7,151,162
Legg Mason BW Alternative Credit Fund, Class IS Shares		627,933	6,549,341
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		893,839	19,351,619
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		569,768	6,831,519
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares		805,620	8,877,927
Legg Mason BW International Opportunities Bond Fund, Class IS Shares		579,768	6,905,035	*
Martin Currie Emerging Markets Fund, Class IS Shares		931,777	11,982,648
QS Global Market Neutral Fund, Class IS Shares		652,128	6,873,424	*
QS International Equity Fund, Class IS Shares		22,707	393,287
QS Strategic Real Return Fund, Class IS Shares		1,547,608	18,803,442
QS U.S. Small Capitalization Equity Fund, Class IS Shares		539,135	7,725,800
RARE Global Infrastructure Value Fund, Class IS Shares		360,212	4,124,424
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		23,017	5,361,759
ClearBridge Appreciation Fund, Class IS Shares		760,395	18,272,302
ClearBridge International Value Fund, Class IS Shares		32,821	389,908
ClearBridge Large Cap Growth Fund, Class IS Shares		361,515	16,170,556
ClearBridge Mid Cap Fund, Class IS Shares		135,268	5,182,110
ClearBridge Small Cap Fund, Class IS Shares		110,262	6,922,235	*
ClearBridge Small Cap Growth Fund, Class IS Shares		143,601	5,067,676
QS Global Dividend Fund, Class IS Shares		2,252,826	28,272,970
QS U.S. Large Cap Equity Fund, Class IS Shares		583,661	11,480,621
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,846,242	36,033,423
Western Asset Core Plus Bond Fund, Class IS Shares		4,287,280	50,761,400
Western Asset High Yield Fund, Class IS Shares		2,020,716	16,590,076
Western Asset Macro Opportunities Fund, Class IS Shares		522,082	6,176,234

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $261,733,058)			312,250,898

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,251,938)	0.961%	1,251,938	1,251,938

TOTAL INVESTMENTS - 100.0% (Cost - $262,984,996)			313,502,836
Liabilities in Excess of Other Assets - (0.0)%			(22,304)

TOTAL NET ASSETS - 100.0%			$313,480,532

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares		249,486	$3,081,155
Legg Mason BW Alternative Credit Fund, Class IS Shares		271,598	2,832,772
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		67,830	1,468,522
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		122,139	1,464,450
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares		939,755	10,356,095
Martin Currie Emerging Markets Fund, Class IS Shares		128,287	1,649,765
QS Global Market Neutral Fund, Class IS Shares		278,827	2,938,841	*
QS International Equity Fund, Class IS Shares		4,155	71,971
QS Strategic Real Return Fund, Class IS Shares		685,727	8,331,584
QS U.S. Small Capitalization Equity Fund, Class IS Shares		121,019	1,734,201
RARE Global Infrastructure Value Fund, Class IS Shares		157,207	1,800,022
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		296,954	7,135,813
ClearBridge International Value Fund, Class IS Shares		6,071	72,125
ClearBridge Large Cap Growth Fund, Class IS Shares		93,850	4,197,894
ClearBridge Small Cap Growth Fund, Class IS Shares		41,699	1,471,541
QS Global Dividend Fund, Class IS Shares		777,434	9,756,795
QS U.S. Large Cap Equity Fund, Class IS Shares		252,399	4,964,681
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,233,574	28,277,044
Western Asset Core Plus Bond Fund, Class IS Shares		2,599,802	30,781,655
Western Asset High Yield Fund, Class IS Shares		1,068,830	8,775,093
Western Asset Macro Opportunities Fund, Class IS Shares		225,941	2,672,878

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,419,000)			133,834,897

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $278,294)	0.961%	278,294	278,294

TOTAL INVESTMENTS - 100.1% (Cost - $118,697,294)			134,113,191
Liabilities in Excess of Other Assets - (0.1)%			(68,452)

TOTAL NET ASSETS - 100.0%			$134,044,739

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds which are affiliated with Legg Mason, Inc. (“Legg Mason”). Effective July 1, 2017, the Funds may invest in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$765,560,189	—	—	$765,560,189
Short-Term Investments†	1,876,791	—	—	1,876,791

Total Investments	$767,436,980	—	—	$767,436,980

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$492,038,002	—	—	$492,038,002
Short-Term Investments†	1,675,360	—	—	1,675,360

Total Investments	$493,713,362	—	—	$493,713,362

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$312,250,898	—	—	$312,250,898
Short-Term Investments†	1,251,938	—	—	1,251,938

Total Investments	$313,502,836	—	—	$313,502,836

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$133,834,897	—	—	$133,834,897
Short-Term Investments†	278,294	—	—	278,294

Total Investments	$134,113,191	—	—	$134,113,191

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2017. The following transactions were effected in shares of such Underlying Funds for the period ended October 31, 2017.

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$49,075,624	$55,000	236	$10,967,470	132,638	$19,482,530	—	—	$(17,029,906)	$21,133,248
ClearBridge Appreciation Fund, Class IS Shares	85,234,121	—	—	35,533,416	2,095,252	12,631,584	—	—	(3,254,889)	46,445,816
ClearBridge International Value Fund, Class IS Shares	37,333,962	1,110,000	95,607	8,136,496	801,465	798,504	—	—	4,704,933	35,012,399
ClearBridge Large Cap Growth Fund, Class IS Shares	34,896,576	14,060,000	330,512	4,512,421	108,197	112,579	—	—	5,802,708	50,246,863
ClearBridge Mid Cap Fund, Class IS Shares	32,344,369	1,991,915	53,351	1,111,439	40,444	398,561	—	$11,915	1,660,767	34,885,612
ClearBridge Small Cap Fund, Class IS Shares	—	43,865,000	745,049	562,543	9,436	22,457	—	—	2,879,342	46,181,799
ClearBridge Small Cap Growth Fund, Class IS Shares	27,760,256	—	—	10,700,295	759,043	14,034,705	—	—	(11,386,043)	5,673,918

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Growth Fund (continued)		Cost	Shares	Cost	Shares
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares	—	$17,110,772	1,347,100	—	—	—	$105,772	—	$(474,093)	$16,636,679
Legg Mason BW Alternative Credit Fund, Class IS Shares	—	15,514,942	1,484,887	—	—	—	89,942	—	(27,575)	15,487,367
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$90,570,487	7,125,000	359,917	$7,044,307	359,845	$265,693	—	—	12,825,371	103,476,551
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	—	32,170,000	2,856,348	81,272	7,167	3,728	—	—	2,072,949	34,161,677
Legg Mason BW International Opportunities Bond Fund, Class IS Shares	—	6,890,000	556,815	—	—	—	—	—	(258,329)	6,631,671
Martin Currie Emerging Markets Fund, Class IS Shares	—	61,545,000	4,946,912	92,260	7,405	2,740	—	—	2,069,325	63,522,065
QS Global Dividend Fund, Class IS Shares	72,448,460	1,302,800	106,337	9,098,233	791,600	716,766	1,302,800	—	3,865,516	68,518,543
QS Global Market Neutral Fund, Class IS Shares	—	15,955,000	1,522,928	—	—	—	—	—	96,657	16,051,657
QS International Equity Fund, Class IS Shares	89,819,977	3,065,000	182,876	27,921,936	1,953,736	4,098,064	—	—	11,211,952	76,174,993
QS Strategic Real Return Fund, Class IS Shares	45,719,568	845,341	73,678	4,525,800	338,268	(470,800)	—	$20,341	3,473,553	45,512,662
QS U.S. Large Cap Equity Fund, Class IS Shares	71,883,327	—	—	32,796,343	2,671,104	16,933,657	—	—	(8,600,888)	30,486,096
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	23,520,000	1,746,380	319,922	23,558	15,078	—	—	1,487,955	24,688,033

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Growth Fund (continued)		Cost	Shares	Cost	Shares
RARE Global Infrastructure Value Fund, Class IS Shares	—	$9,872,013	830,660	—	—	—	$17,014	—	$(360,955)	$9,511,058
Royce Small-Cap Value Fund, Institutional Class Shares	$60,890,565	4,010,000	407,520	$58,769,149	6,620,843	$2,681,130	—	—	(6,131,416)	—
Western Asset Core Plus Bond Fund, Class IS Shares	4,789,994	4,287	368	4,866,981	410,480	(166,981)	4,287	—	170,118	97,418
Western Asset High Yield Fund, Class IS Shares	3,228,708	4,198,765	513,267	6,614,140	899,478	785,860	78,765	—	(731,655)	81,678
Western Asset Macro Opportunities Fund, Class IS Shares	18,195,221	130,000	11,036	5,028,950	458,020	366,050	—	—	1,646,115	14,942,386

	$724,191,215	$264,340,835		$228,683,373		$72,711,905	$1,598,580	$32,256	$5,711,512	$765,560,189

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Moderate Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$26,280,759	$35,000	151	$5,610,724	68,272	$10,064,276	—	—	$(8,739,758)	$11,965,277
ClearBridge Appreciation Fund, Class IS Shares	50,283,106	15,000	644	21,767 ,316	1,320,711	8,592,684	—	—	(3,148,849)	25,381,941
ClearBridge International Value Fund, Class IS Shares	18,220,625	1,145,000	105,229	7,750,326	772,584	1,014,674	—	—	1,636,658	13,251,957
ClearBridge Large Cap Growth Fund, Class IS Shares	29,522,456	12,060,000	283,486	15,303,911	369,460	461,089	—	—	3,971,856	30,250,401
ClearBridge Mid Cap Fund, Class IS Shares	19,886,745	7,300	195	5,535,367	277,580	4,704,633	—	$7,299	(3,840,076)	10,518,602
ClearBridge Small Cap Fund, Class IS Shares	—	18,615,000	316,951	343,466	5,761	16,534	—	—	1,264,966	19,536,500
ClearBridge Small Cap Growth Fund, Class IS Shares	9,567,811	7,490,000	228,528	4,471,499	316,357	5,858,501	—	—	(4,498,001)	8,088,311

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Moderate Growth Fund (continued)		Cost	Shares	Cost	Shares
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares	—	$11,425,675	900,111	—	—	—	$70,675	—	$(309,305)	$11,116,370
Legg Mason BW Alternative Credit Fund, Class IS Shares	—	10,244,403	980,703	—	—	—	59,403	—	(15,669)	10,228,734
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$49,058,961	8,090,000	391,881	$2,940,074	152,462	$144,926	—	—	7,023,425	61,232,312
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	—	15,730,000	1,396,644	191,070	16,849	8,930	—	—	1,004,812	16,543,742
Legg Mason BW International Opportunities Bond Fund, Class IS Shares	—	10,175,000	821,602	—	—	—	—	—	(389,718)	9,785,282
Martin Currie Emerging Markets Fund, Class IS Shares	—	30,395,000	2,445,677	—	—	—	—	—	1,056,403	31,451,403
QS Global Dividend Fund, Class IS Shares	47,185,759	842,462	68,764	6,219,002	542,823	500,998	842,462	—	2,468,764	44,277,983
QS Global Market Neutral Fund, Class IS Shares	—	10,580,000	1,010,101	—	—	—	—	—	66,466	10,646,466
QS International Equity Fund, Class IS Shares	41,744,876	2,150,000	136,456	19,408,401	1,394,445	3,711,599	—	—	3,383,215	27,869,690
QS Strategic Real Return Fund, Class IS Shares	29,791,586	373,137	32,517	3,006,810	225,061	(311,810)	—	$13,137	2,254,240	29,412,153
QS U.S. Large Cap Equity Fund, Class IS Shares	32,363,366	—	—	12,720,595	1,019,549	6,249,405	—	—	(2,316,934)	17,325,837
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	13,085,000	975,511	261,154	19,231	13,846	—	—	879,647	13,703,493

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Moderate Growth Fund (continued)		Cost	Shares	Cost	Shares
Rare Global Infrastructure Value Fund, Class IS Shares	—	$6,521,246	549,078	—	—	—	$11,246	—	$(234,301)	$6,286,945
Royce Small-Cap Value Fund, Institutional Class Shares	$26,383,370	—	—	$24,908,985	2,692,181	$256,948	—	—	(1,474,385)	—
Western Asset Core Bond Fund, Class IS Shares	7,444,005	8,754,485	687,111	1,435,020	113,868	(15,020)	144,486	—	112,310	14,875,780
Western Asset Core Plus Bond Fund, Class IS Shares	54,630,189	1,003,790	85,501	20,349,247	1,821,182	1,020,753	1,003,790	—	655,763	35,940,495
Western Asset High Yield Fund, Class IS Shares	9,543,127	13,739,412	1,676,103	674,615	82,174	385	861,242	—	91,619	22,699,543
Western Asset Macro Opportunities Fund, Class IS Shares	18,464,258	5,000	419	10,070,985	920,162	814,015	—	—	1,250,512	9,648,785

	$470,370,999	$182,481,910		$162,968,567		$43,107,366	$2,993,304	$20,436	$2,153,660	$492,038,002

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Conservative Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$10,935,838	$125,000	551	$4,172,196	27,254	$2,082,804	—	—	$(1,526,883)	$5,361,759
ClearBridge Appreciation Fund, Class IS Shares	22,251,541	210,000	9,573	5,523,997	300,763	1,356,003	—	—	1,334,758	18,272,302
ClearBridge International Value Fund, Class IS Shares	9,629,163	860,000	79,761	8,142,608	989,128	3,167,392	—	—	(1,956,647)	389,908
ClearBridge Large Cap Growth Fund, Class IS Shares	15,085,035	6,000,000	141,227	6,985,256	169,204	164,744	—	—	2,070,777	16,170,556
ClearBridge Mid Cap Fund, Class IS Shares	7,929,360	67,890	1,846	1,652,401	86,655	1,547,599	—	$2,890	(1,162,739)	5,182,110
ClearBridge Small Cap Fund, Class IS Shares	—	6,485,000	110,342	4,785	80	215	—	—	442,020	6,922,235

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Conservative Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares	$9,050,712	$70,000	2,288	$2,408,416	158,578	$2,786,584	—	—	$(1,644,620)	$5,067,676
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares	—	7,345,276	579,041	—	—	—	$45,276	—	(194,114)	7,151,162
Legg Mason BW Alternative Credit Fund, Class IS Shares	—	6,558,035	627,933	—	—	—	38,035	—	(8,694)	6,549,341
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	21,467,680	180,000	9,254	3,984,992	248,274	1,055,008	—	—	1,688,931	19,351,619
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	—	6,545,000	581,137	128,929	11,369	6,071	—	—	415,448	6,831,519
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	—	9,287,235	805,620	—	—	—	67,235	—	(409,308)	8,877,927
Legg Mason BW International Opportunities Bond Fund, Class IS Shares	—	7,180,000	579,768	—	—	—	—	—	(274,965)	6,905,035
Martin Currie Emerging Markets Fund, Class IS Shares	—	11,560,000	931,777	—	—	—	—	—	422,648	11,982,648
QS Global Dividend Fund, Class IS Shares	30,730,849	869,635	71,258	4,876,030	424,950	373,970	539,635	—	1,548,516	28,272,970
QS Global Market Neutral Fund, Class IS Shares	—	6,830,000	652,128	—	—	—	—	—	43,424	6,873,424
QS International Equity Fund, Class IS Shares	14,439,651	1,270,000	81,321	12,340,618	1,050,348	5,179,382	—	—	(2,975,746)	393,287
QS Strategic Real Return Fund, Class IS Shares	19,210,578	223,408	19,346	2,082,402	156,876	(207,402)	—	$8,408	1,451,858	18,803,442

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Conservative Growth Fund (continued)		Cost	Shares	Cost	Shares
QS U.S. Large Cap Equity Fund, Class IS Shares	$12,003,050	$115,000	6,495	$2,189,095	127,652	$165,905	—	—	$1,551,666	$11,480,621
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	7,255,000	540,534	18,993	1,399	1,007	—	—	489,793	7,725,800
RARE Global Infrastructure Value Fund, Class IS Shares	—	4,272,209	360,212	—	—	—	$7,209	—	(147,785)	4,124,424
Royce Small-Cap Value Fund, Institutional Class Shares	10,749,162	85,000	8,577	8,996,665	1,105,430	1,326,655	—	—	(1,837,497)	—
Western Asset Core Bond Fund, Class IS Shares	26,089,633	11,466,786	900,297	2,040,781	163,160	(5,781)	481,786	—	517,785	36,033,423
Western Asset Core Plus Bond Fund, Class IS Shares	68,200,473	2,283,500	195,132	20,031,176	1,864,225	2,138,824	1,433,500	—	308,603	50,761,400
Western Asset High Yield Fund, Class IS Shares	14,229,152	5,699,106	696,060	3,450,388	421,252	4,612	734,774	—	112,206	16,590,076
Western Asset Macro Opportunities Fund, Class IS Shares	13,304,351	110,000	10,205	8,090,168	738,532	634,832	—	—	852,051	6,176,234

	$305,306,228	$102,953,080		$97,119,896		$21,778,424	$3,347,450	$11,298	$1,111,486	$312,250,898

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Defensive Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$3,138,005	$—	—	$2,084,623	14,267	$1,184,692	—	—	$(1,053,382)	—
ClearBridge Appreciation Fund, Class IS Shares	7,735,292	—	—	1,387,734	68,608	157,266	—	—	788,255	$7,135,813
ClearBridge International Value Fund, Class IS Shares	—	70,000	6,071	—	—	—	—	—	2,125	72,125

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Defensive Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares	$2,753,433	$2,200,000	50,735	$1,055,594	27,978	$39,406	—	—	$300,055	$4,197,894
ClearBridge Mid Cap Fund, Class IS Shares	2,874,856	1,006	28	1,038,464	79,819	1,901,467	—	$1,006	(1,837,398)	—
ClearBridge Small Cap Growth Fund, Class IS Shares	1,160,811	910,000	27,542	690,585	24,306	99,415	—	—	91,315	1,471,541
Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares	—	3,164,589	249,486	—	—	—	$19,589	—	(83,434)	3,081,155
Legg Mason BW Alternative Credit Fund, Class IS Shares	—	2,836,451	271,598	—	—	—	16,451	—	(3,679)	2,832,772
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	3,866,359	—	—	1,973,571	136,200	786,429	—	—	(424,266)	1,468,522
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	—	1,390,000	124,647	28,445	2,508	1,555	—	—	102,895	1,464,450
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	—	10,839,185	939,755	—	—	—	79,185	—	(483,090)	10,356,095
Martin Currie Emerging Markets Fund, Class IS Shares	—	1,590,000	128,287	—	—	—	—	—	59,765	1,649,765
QS Global Dividend Fund, Class IS Shares	11,017,832	186,573	15,229	1,967,577	172,302	147,423	186,573	—	519,967	9,756,795
QS Global Market Neutral Fund, Class IS Shares	—	2,920,000	278,827	—	—	—	—	—	18,841	2,938,841
QS International Equity Fund, Class IS Shares	5,617,414	685,000	43,603	4,831,407	425,259	2,233,593	—	—	(1,399,036)	71,971
QS Strategic Real Return Fund, Class IS Shares	8,895,645	3,738	322	1,255,393	94,915	(135,393)	—	3,738	687,594	8,331,584

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2017
Defensive Growth Fund (continued)		Cost	Shares	Cost	Shares
QS U.S. Large Cap Equity Fund, Class IS Shares	$3,068,917	$1,725,000	91,398	$332,061	19,206	$12,939	—	—	$502,825	$4,964,681
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	1,670,000	124,179	42,914	3,160	2,086	—	—	107,115	1,734,201
RARE Global Infrastructure Value Fund, Class IS Shares	—	1,943,354	163,769	78,018	6,562	(3,018)	$3,354	—	(65,314)	1,800,022
Royce Small-Cap Value Fund, Institutional Class Shares	2,586,464	695,000	70,630	2,802,809	334,555	334,324	—	—	(478,655)	—
Western Asset Core Bond Fund, Class IS Shares	20,318,747	9,386,892	736,542	1,813,104	145,551	(3,106)	371,892	—	384,509	28,277,044
Western Asset Core Plus Bond Fund, Class IS Shares	46,656,460	1,606,045	136,164	17,002,737	1,611,162	2,147,263	946,045	—	(478,113)	30,781,655
Western Asset High Yield Fund, Class IS Shares	10,835,997	3,012,716	367,611	5,108,595	628,351	31,405	492,716	—	34,975	8,775,093
Western Asset Macro Opportunities Fund, Class IS Shares	6,184,798	—	—	3,894,497	355,337	285,503	—	—	382,577	2,672,878

	$136,711,030	$46,835,549		$47,388,128		$9,223,249	$2,115,805	$4,744	$(2,323,554)	$133,834,897

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2017